Schedule of Investments (unaudited)	iShares® Global Clean Energy ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.9%
Verbund AG	277,296	$22,549,244

Brazil — 3.5%
AES Brasil Energia SA(a)	3,893,596	8,951,247
Auren Energia SA	4,975,816	13,236,972
CPFL Energia SA	3,057,798	22,379,250
Energisa SA	4,126,095	42,148,730
		86,716,199
Canada — 4.7%
Ballard Power Systems Inc.(a)(b)	1,816,159	5,943,769
Boralex Inc., Class A	728,916	17,582,466
Brookfield Renewable Corp., Class A	561,286	15,680,689
Canadian Solar Inc.(a)(b)	847,135	18,721,683
Innergex Renewable Energy Inc.	1,771,101	12,093,203
Northland Power Inc.	2,604,283	47,922,914
		117,944,724
Chile — 0.4%
Enel Americas SA	88,860,885	9,005,551

China — 12.8%
CECEP Solar Energy Co. Ltd., Class A	5,186,700	3,638,504
CECEP Wind Power Corp, Class A	8,590,820	3,392,728
China Conch Venture Holdings Ltd.	21,247,000	16,496,064
China Datang Corp. Renewable Power Co. Ltd., Class H	38,596,000	8,358,956
China Green Electricity Investment of Tianjin Co. Ltd.	1,854,700	2,335,017
China Three Gorges Renewables Group Co. Ltd., Class A	37,811,696	23,303,891
China Yangtze Power Co. Ltd., Class A	32,434,930	110,158,050
Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd.	2,537,600	2,463,655
Dajin Heavy Industry Co. Ltd.	845,200	2,226,140
Flat Glass Group Co. Ltd., Class H(b)	6,556,000	9,860,361
GCL System Integration Technology Co. Ltd., Class A(a)	7,763,500	2,611,552
Ginlong Technologies Co. Ltd., Class A	531,750	4,416,553
GoodWe Technologies Co. Ltd., NVS	226,873	2,943,596
Guangxi Guiguan Electric Power Co. Ltd.	5,229,900	4,226,402
Hainan Drinda New Energy Technology Co. Ltd.	300,600	2,376,662
Hoymiles Power Electronics Inc., NVS	109,564	2,858,811
Huaneng Lancang River Hydropower Inc.	8,955,957	10,887,414
JA Solar Technology Co. Ltd., Class A	4,400,352	10,462,811
Jiangsu Haili Wind Power Equipment Technology Co. Ltd.	287,100	1,674,266
Jinko Solar Co. Ltd.	8,293,632	9,144,103
LONGi Green Energy Technology Co. Ltd., Class A	7,508,740	20,214,465
Ming Yang Smart Energy Group Ltd., Class A	3,013,900	3,771,858
NYOCOR Co. Ltd.	2,649,300	1,955,994
Risen Energy Co. Ltd.	1,514,100	3,101,037
Shanghai Aiko Solar Energy Co. Ltd.	2,424,400	4,667,332
Sichuan Chuantou Energy Co. Ltd., Class A	5,918,800	12,785,168
Sungrow Power Supply Co. Ltd., Class A	1,478,800	16,127,174
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	5,364,300	9,176,093
Titan Wind Energy Suzhou Co. Ltd., Class A	2,385,200	2,960,982
Trina Solar Co. Ltd.	2,884,268	9,286,150
Zhejiang Akcome New Energy Technology Co. Ltd.(a)	5,944,200	1,508,507
		319,390,296
Security	Shares	Value

Denmark — 10.7%
Orsted A/S(c)	2,207,639	$124,433,021
Vestas Wind Systems A/S(a)	5,003,886	141,084,610
		265,517,631
France — 0.4%
Neoen SA(c)	365,487	10,567,344

Germany — 2.1%
Encavis AG(a)(b)	787,940	10,969,949
Nordex SE(a)(b)	2,078,549	21,208,019
SMA Solar Technology AG(a)(b)	282,013	14,464,428
VERBIO Vereinigte BioEnergie AG(b)	309,725	6,775,135
		53,417,531
Greece — 0.3%
Terna Energy SA	465,182	7,549,639

India — 5.6%
MTAR Technologies Ltd.(a)	311,224	7,885,409
NHPC Ltd., NVS	44,884,603	49,200,499
SJVN Ltd.	8,473,362	13,446,548
Suzlon Energy Ltd.(a)	124,963,687	69,098,444
		139,630,900
Israel — 0.5%
Enlight Renewable Energy Ltd.(a)(b)	726,329	13,119,946

Italy — 1.1%
ERG SpA	922,476	27,049,301

Japan — 3.5%
Abalance Corp.(b)	179,700	3,293,667
Chubu Electric Power Co. Inc.	6,015,000	78,030,707
RENOVA Inc.(a)(b)	722,400	6,206,530
		87,530,904
New Zealand — 0.6%
Contact Energy Ltd.	1,346,387	6,641,440
Meridian Energy Ltd.	2,493,747	8,448,289
		15,089,729
Norway — 0.5%
NEL ASA(a)(b)	24,632,373	12,297,909

Portugal — 3.2%
EDP - Energias de Portugal SA	16,924,589	75,491,057
Greenvolt Energias Renovaveis SA(a)	623,232	5,442,098
		80,933,155
Singapore — 0.1%
Maxeon Solar Technologies Ltd.(a)(b)	542,762	2,458,712

South Korea — 3.1%
CS Wind Corp.	461,638	19,662,137
Doosan Fuel Cell Co. Ltd.(a)(b)	673,498	10,415,867
Hanwha Solutions Corp.(a)	1,877,639	46,645,426
		76,723,430
Spain — 3.1%
Corp. ACCIONA Energias Renovables SA	928,362	24,123,557
EDP Renovaveis SA	2,067,718	33,483,040
Solaria Energia y Medio Ambiente SA(a)(b)	1,248,371	18,431,101
		76,037,698
Switzerland — 1.1%
BKW AG	123,921	19,687,130
Meyer Burger Technology AG(a)(b)	53,697,268	6,906,752
		26,593,882
Taiwan — 1.5%
Century Iron & Steel Industrial Co. Ltd.	2,752,000	19,238,012

Schedule of Investments (unaudited) (continued)	iShares® Global Clean Energy ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Motech Industries Inc.	6,405,000	$5,318,407
TSEC Corp.	8,496,235	7,700,733
United Renewable Energy Co. Ltd.	11,511,000	4,751,370
		37,008,522
Thailand — 1.0%
Energy Absolute PCL, NVDR(b)	22,734,300	25,413,697

Turkey — 0.3%
Biotrend Cevre VE Enerji Yatirimlari AS(a)	3,731,857	2,422,725
Smart Gunes Enerjisi Teknolojileri ArGE Uretim
Sanayi ve Ticaret AS, NVS(a)	2,512,282	5,166,136
		7,588,861
United Kingdom — 0.4%
ReNew Energy Global PLC(a)(b)	1,393,936	9,436,947

United States — 36.5%
Altus Power Inc., Class A(a)(b)	1,002,064	5,401,125
Array Technologies Inc.(a)(b)	2,357,580	31,214,359
Avangrid Inc.	866,032	26,310,052
Bloom Energy Corp., Class A(a)(b)	3,493,119	39,542,107
Clearway Energy Inc., Class C	1,370,473	33,220,266
Enphase Energy Inc.(a)(b)	1,804,103	187,861,246
First Solar Inc.(a)(b)	1,306,336	191,116,957
Green Plains Inc.(a)(b)	1,049,805	21,762,458
NEXTracker Inc., Class A(a)(b)	2,028,194	91,816,342
Ormat Technologies Inc.(b)	889,450	57,529,626
Plug Power Inc.(a)(b)	9,038,585	40,221,703
REX American Resources Corp.(a)	186,490	7,718,821
Shoals Technologies Group Inc., Class A(a)(b)	2,813,130	37,048,922
SolarEdge Technologies Inc.(a)(b)	940,838	62,565,727
Sunnova Energy International Inc.(a)(b)	1,766,429	18,582,833
SunPower Corp.(a)(b)	1,423,806	4,314,132
Sunrun Inc.(a)(b)	3,594,713	52,051,444
		908,278,120

Total Common Stocks — 97.9%
(Cost: $3,473,917,576)		2,437,849,872
Security	Shares	Value

Preferred Stocks

Brazil — 1.7%
Cia. Energetica de Minas Gerais, Preference
Shares, NVS	18,188,171	$42,291,242

Total Preferred Stocks — 1.7%
(Cost: $40,365,997)		42,291,242
Total Long-Term Investments — 99.6%
(Cost: $3,514,283,573)		2,480,141,114

Short-Term Securities

Money Market Funds — 14.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(d)(e)(f)	363,674,345	363,892,549
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(d)(e)	3,320,000	3,320,000

Total Short-Term Securities — 14.7%
(Cost: $366,948,728)		367,212,549

Total Investments — 114.3%
(Cost: $3,881,232,301)		2,847,353,663

Liabilities in Excess of Other Assets — (14.3)%		(356,705,471)

Net Assets — 100.0%		$2,490,648,192

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$709,863,596	$—	$(346,111,701	)(a)	$123,374	$17,280	$363,892,549	363,674,345	$2,549,615	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	14,710,000	—	(11,390,000	)(a)	—	—	3,320,000	3,320,000	368,317		—
					$123,374	$17,280	$367,212,549		$2,917,932		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Global Clean Energy ETF
January 31, 2024

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	30	03/15/24	$1,508	$42,815
MSCI Emerging Markets Index	38	03/15/24	1,863	(30,550)
S&P 500 E-Mini Index	24	03/15/24	5,845	48,327
				$60,592

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	HSBC Bank PLC(b)	02/10/28	$452,194	$(65,897	)(c)	$389,123	0.0	%(d)
					$(65,897)		$389,123

(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(2,826) of net dividends, payable for referenced securities purchased and financing fees.

(d)	Rounds to less than 0.1%

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

(b)
Range:	40 basis points

Benchmarks:	USD - 1D Overnight Bank Funding Rate (OBFR01)

Schedule of Investments (unaudited) (continued)	iShares® Global Clean Energy ETF
January 31, 2024

The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2028.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
United States
Green Plains Inc.(a)	18,771	$389,123	100.0%

Net Value of Reference Entity — HSBC Bank PLC		$389,123

(a)	Non-income producing security.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,183,875,291	$1,253,974,581	$—	$2,437,849,872
Preferred Stocks	42,291,242	—	—	42,291,242
Short-Term Securities
Money Market Funds	367,212,549	—	—	367,212,549
	$1,593,379,082	$1,253,974,581	$—	$2,847,353,663
Derivative Financial Instruments(a)
Assets
Equity Contracts	$48,327	$42,815	$—	$91,142
Liabilities
Equity Contracts	(30,550)	(65,897)	—	(96,447)
	$17,777	$(23,082)	$—	(5,305)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited) (continued)	iShares® Global Clean Energy ETF
January 31, 2024

Portfolio Abbreviation

NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares